Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
The Company leases real estate used for dispensaries, cultivation facilities, production plants and corporate offices.
Some of the Company’s leases contain cancellation options, in the event the Company is unable to obtain regulatory approval and permitting for a selected site as well as other contingencies. The Company’s real estate leases may include extension options ranging from one to 20 years, with a typical extension period of five years. The exercise of renewal options is at the Company’s discretion, and neither cancellation nor renewal options are recognized as part of the Company’s measurement of its ROU assets and lease liabilities, until the option period has expired without exercise or until the Company is reasonably certain it will exercise the option. The Company’s decision to exercise a cancellation or renewal option takes into consideration various economic and market conditions, including the size of the Company’s investment in the property as well as the strategic importance of the property location.
During the fourth quarter of 2024, the Company decided to partially abandon certain leases, which had been classified as finance leases, in Nevada and Arizona, as part of its strategic cost optimization measures. As a result, the useful lives of these leases, were shortened beyond the initial estimates at lease inception. A change in the estimated useful life of a long-lived asset is a change in accounting estimate to be accounted for prospectively. Accordingly, the Company accelerated $23.5 million of amortization to reflect the revised lease term, fully depreciating the leased assets as of December 31, 2024.
The components of the Company’s operating and finance lease costs, recognized in the Consolidated Statements of Operations, for the years ended December 31, 2024 and 2023 are as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Finance lease cost:
Amortization of ROU assets(1)	$39,044	$15,406
Interest on finance lease liabilities	17,537	18,265
Total finance lease cost	$56,581	$33,671

Operating lease expense	$30,549	$28,876

Total lease costs(2)	$87,130	$62,547

(1) Amortization expense of ROU assets totaled $39.0 million and $15.4 million for the years ended December 31, 2024 and 2023, respectively, which includes $10.2 million and $10.6 million recognized as cost of goods sold and $28.8 million and $4.8 million recognized as a component of Operating expenses in the Consolidated Statements of Operations for the years ended December 31, 2024 and 2023, respectively.

(2) Excludes expenses incurred on short-term lease and low-value leases totaling $0.2 million for the years ended December 31, 2024 and 2023.
ROU assets and lease liabilities as of December 31, 2024 and 2023 consist of the following:

	As of
	December 31, 2024		December 31, 2023
	Operating leases	Finance leases	Operating leases	Finance leases
Lease assets:
Right-of-use assets	$167,209	$183,968	$158,547	$183,820
Accumulated amortization	(50,690)	(78,800)	(40,112)	(40,617)
Right-of-use assets, net	$116,519	$105,168	$118,435	$143,203

Lease liabilities:
Lease liabilities - current	$17,333	$10,995	$15,993	$9,428
Lease liabilities - net of current	106,192	150,683	110,398	159,961
Total lease liabilities	$123,525	$161,678	$126,391	$169,389
Cash flows associated with the Company’s leasing arrangements for the years ended December 31, 2024 and 2023 are as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Cash flows from operating activities:
Operating cash flows from operating leases	$(29,920)	$(29,352)
Operating cash flows from finance leases	(17,537)	(18,265)

Cash flows from financing activities:
Financing cash flows from finance leases	(9,445)	(8,474)
Net cash flows from leasing arrangements	$(56,902)	$(56,091)
For the Company’s leasing arrangements, the weighted average remaining lease term as of December 31, 2024 and 2023, and the weighted average discount rate for the years ended December 31, 2024 and 2023 are as follows:

	As of
	December 31, 2024	December 31, 2023
Weighted average remaining lease term (in years) - finance leases	9.2	10.1
Weighted average remaining lease term (in years) - operating leases	6.3	6.9
Weighted average discount rate - finance leases	11.2%	10.7%
Weighted average discount rate - operating leases	11.0%	10.5%
Failed sale leaseback arrangements
In prior fiscal years, the Company entered into sale and leaseback transactions for building improvements and equipment at various domestic cultivation and processing sites. As these arrangements did not qualify for sale recognition under ASC 606 and ASC 842, the Company retained the assets within Property, plant and equipment, net on the Consolidated Balance Sheets assets. In addition, the Company established corresponding financial obligations for the sale proceeds received on these arrangements within Financial obligations - current and Financial obligations - net of current on the Consolidated Balance Sheets.
For the years ended December 31, 2024 and 2023, the expenses incurred by the Company related to its failed sale leaseback arrangements impacted the components of the Consolidated Statements of Operations as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Other income (expense):
Interest on financial obligations	$23,726	$24,151

Operating expenses:
Depreciation on financed property, plant and equipment	17,145	17,715
Total costs associated with failed sale leaseback arrangements	$40,871	$41,866
As of December 31, 2024 and 2023, the assets and obligations that arose from the Company’s failed sale leaseback arrangements are recognized in the Consolidated Balance Sheets as follows:

	As of
	December 31, 2024	December 31, 2023
Property, plant and equipment, net:
Financed property and equipment, net of accumulated depreciation of $59.1 million and $46.0 million, respectively	$143,923	$176,569

Financial obligation:
Financial obligation - current	$7,208	$5,777
Financial obligation - net of current	201,687	208,895
Total financial obligation	$208,895	$214,672
For the years ended December 31, 2024 and 2023, cash flows associated with the Company’s failed sale leaseback arrangements, as recognized in the Consolidated Statements of Cash Flows, were as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Cash flows from operating activities:
Operating cash flows from sale leaseback financial obligations	$(23,726)	$(24,150)

Cash flows from financing activities:
Financing cash flows from sale leaseback financial obligations	(5,777)	(4,308)
Net cash flows from leasing arrangements	$(29,503)	$(28,458)
As of December 31, 2024, maturities of the Company’s lease liabilities, under its non-cancelable leases, and financial obligations were as follows:

Fiscal Year ending December 31,	Operating Leases	Finance Leases	Financial Obligations
2025	$29,757	$27,753	$30,264
2026	28,524	28,175	31,078
2027	26,709	28,724	28,944
2028	24,856	28,061	29,763
2029	20,890	27,928	30,296
2030 and thereafter	41,203	126,741	209,491
Total undiscounted remaining minimum lease payments	171,939	267,382	359,836
Less: imputed interest	(48,414)	(105,704)	(150,941)
Total discounted remaining minimum lease payments	$123,525	$161,678	$208,895
Asset Specific Impairment
2024
During the year ended December 31, 2024, the Company recognized an impairment loss of $18.9 million in connection with assets the Company had retained from a prior period failed sale and leaseback arrangement. See Note 10 — Property, plant and equipment, net for further details.
2023
During the year ended December 31, 2023, due to the Company’s decision to exit its operations at the House of Herbs facility in Nevada, the Company determined that the carrying value of the associated ROU asset was not recoverable and recognized an impairment loss of $0.2 million.
The Company recognizes impairment losses within Loss on impairment on the Consolidated Statements of Operations.

Leases	Leases
The Company leases real estate used for dispensaries, cultivation facilities, production plants and corporate offices.
Some of the Company’s leases contain cancellation options, in the event the Company is unable to obtain regulatory approval and permitting for a selected site as well as other contingencies. The Company’s real estate leases may include extension options ranging from one to 20 years, with a typical extension period of five years. The exercise of renewal options is at the Company’s discretion, and neither cancellation nor renewal options are recognized as part of the Company’s measurement of its ROU assets and lease liabilities, until the option period has expired without exercise or until the Company is reasonably certain it will exercise the option. The Company’s decision to exercise a cancellation or renewal option takes into consideration various economic and market conditions, including the size of the Company’s investment in the property as well as the strategic importance of the property location.
During the fourth quarter of 2024, the Company decided to partially abandon certain leases, which had been classified as finance leases, in Nevada and Arizona, as part of its strategic cost optimization measures. As a result, the useful lives of these leases, were shortened beyond the initial estimates at lease inception. A change in the estimated useful life of a long-lived asset is a change in accounting estimate to be accounted for prospectively. Accordingly, the Company accelerated $23.5 million of amortization to reflect the revised lease term, fully depreciating the leased assets as of December 31, 2024.
The components of the Company’s operating and finance lease costs, recognized in the Consolidated Statements of Operations, for the years ended December 31, 2024 and 2023 are as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Finance lease cost:
Amortization of ROU assets(1)	$39,044	$15,406
Interest on finance lease liabilities	17,537	18,265
Total finance lease cost	$56,581	$33,671

Operating lease expense	$30,549	$28,876

Total lease costs(2)	$87,130	$62,547

(1) Amortization expense of ROU assets totaled $39.0 million and $15.4 million for the years ended December 31, 2024 and 2023, respectively, which includes $10.2 million and $10.6 million recognized as cost of goods sold and $28.8 million and $4.8 million recognized as a component of Operating expenses in the Consolidated Statements of Operations for the years ended December 31, 2024 and 2023, respectively.

(2) Excludes expenses incurred on short-term lease and low-value leases totaling $0.2 million for the years ended December 31, 2024 and 2023.
ROU assets and lease liabilities as of December 31, 2024 and 2023 consist of the following:

	As of
	December 31, 2024		December 31, 2023
	Operating leases	Finance leases	Operating leases	Finance leases
Lease assets:
Right-of-use assets	$167,209	$183,968	$158,547	$183,820
Accumulated amortization	(50,690)	(78,800)	(40,112)	(40,617)
Right-of-use assets, net	$116,519	$105,168	$118,435	$143,203

Lease liabilities:
Lease liabilities - current	$17,333	$10,995	$15,993	$9,428
Lease liabilities - net of current	106,192	150,683	110,398	159,961
Total lease liabilities	$123,525	$161,678	$126,391	$169,389
Cash flows associated with the Company’s leasing arrangements for the years ended December 31, 2024 and 2023 are as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Cash flows from operating activities:
Operating cash flows from operating leases	$(29,920)	$(29,352)
Operating cash flows from finance leases	(17,537)	(18,265)

Cash flows from financing activities:
Financing cash flows from finance leases	(9,445)	(8,474)
Net cash flows from leasing arrangements	$(56,902)	$(56,091)
For the Company’s leasing arrangements, the weighted average remaining lease term as of December 31, 2024 and 2023, and the weighted average discount rate for the years ended December 31, 2024 and 2023 are as follows:

	As of
	December 31, 2024	December 31, 2023
Weighted average remaining lease term (in years) - finance leases	9.2	10.1
Weighted average remaining lease term (in years) - operating leases	6.3	6.9
Weighted average discount rate - finance leases	11.2%	10.7%
Weighted average discount rate - operating leases	11.0%	10.5%
Failed sale leaseback arrangements
In prior fiscal years, the Company entered into sale and leaseback transactions for building improvements and equipment at various domestic cultivation and processing sites. As these arrangements did not qualify for sale recognition under ASC 606 and ASC 842, the Company retained the assets within Property, plant and equipment, net on the Consolidated Balance Sheets assets. In addition, the Company established corresponding financial obligations for the sale proceeds received on these arrangements within Financial obligations - current and Financial obligations - net of current on the Consolidated Balance Sheets.
For the years ended December 31, 2024 and 2023, the expenses incurred by the Company related to its failed sale leaseback arrangements impacted the components of the Consolidated Statements of Operations as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Other income (expense):
Interest on financial obligations	$23,726	$24,151

Operating expenses:
Depreciation on financed property, plant and equipment	17,145	17,715
Total costs associated with failed sale leaseback arrangements	$40,871	$41,866
As of December 31, 2024 and 2023, the assets and obligations that arose from the Company’s failed sale leaseback arrangements are recognized in the Consolidated Balance Sheets as follows:

	As of
	December 31, 2024	December 31, 2023
Property, plant and equipment, net:
Financed property and equipment, net of accumulated depreciation of $59.1 million and $46.0 million, respectively	$143,923	$176,569

Financial obligation:
Financial obligation - current	$7,208	$5,777
Financial obligation - net of current	201,687	208,895
Total financial obligation	$208,895	$214,672
For the years ended December 31, 2024 and 2023, cash flows associated with the Company’s failed sale leaseback arrangements, as recognized in the Consolidated Statements of Cash Flows, were as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Cash flows from operating activities:
Operating cash flows from sale leaseback financial obligations	$(23,726)	$(24,150)

Cash flows from financing activities:
Financing cash flows from sale leaseback financial obligations	(5,777)	(4,308)
Net cash flows from leasing arrangements	$(29,503)	$(28,458)
As of December 31, 2024, maturities of the Company’s lease liabilities, under its non-cancelable leases, and financial obligations were as follows:

Fiscal Year ending December 31,	Operating Leases	Finance Leases	Financial Obligations
2025	$29,757	$27,753	$30,264
2026	28,524	28,175	31,078
2027	26,709	28,724	28,944
2028	24,856	28,061	29,763
2029	20,890	27,928	30,296
2030 and thereafter	41,203	126,741	209,491
Total undiscounted remaining minimum lease payments	171,939	267,382	359,836
Less: imputed interest	(48,414)	(105,704)	(150,941)
Total discounted remaining minimum lease payments	$123,525	$161,678	$208,895
Asset Specific Impairment
2024
During the year ended December 31, 2024, the Company recognized an impairment loss of $18.9 million in connection with assets the Company had retained from a prior period failed sale and leaseback arrangement. See Note 10 — Property, plant and equipment, net for further details.
2023
During the year ended December 31, 2023, due to the Company’s decision to exit its operations at the House of Herbs facility in Nevada, the Company determined that the carrying value of the associated ROU asset was not recoverable and recognized an impairment loss of $0.2 million.
The Company recognizes impairment losses within Loss on impairment on the Consolidated Statements of Operations.